Related-party Transactions - Additional Information (Details) $ in Thousands		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 15, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Aug. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Operating lease, payments				$ 284		$ 261	$ 815	$ 708	$ 807
Percentage of outstanding capital stock	5.00%
2023 Convertible Notes | Hunter Ventures Limited [Member]
Related Party Transaction [Line Items]
Debt instrument issued	$ 13,000
Consulting Agreements
Related Party Transaction [Line Items]
Agreements termination date					Jun. 20, 2023
LNMP JPBC Invest
Related Party Transaction [Line Items]
Operating lease, payments			$ 100
Operating lease commencement date			Aug. 01, 2022
Operating lease end date			Jul. 31, 2025
KKG Enterprises | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination					$ 200
Remus Group Management | Consulting Agreements
Related Party Transaction [Line Items]
Payments of advisory services related to business combination					$ 300
Benoit Chardon Consulting | Consulting Agreements
Related Party Transaction [Line Items]
Consulting fees | €		€ 28,333.33